Stock-based Compensation Plans - Schedule of the Company's Stock Option And RSU Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 12, 2020	Dec. 31, 2021	Dec. 31, 2020
Weighted Average Remaining Term (in Years), Outstanding as of December 31, 2021	15 years
Employee Stock Option [Member]
Number of Options, Outstanding at December 31, 2020		19,826,031
Number of Options, Granted		281,748
Number of Options, Exercised or released		(436,037)
Number of Options, Forfeited/Cancelled		(360,602)
Number of Options, Outstanding as of December 31, 2021		19,311,140
Number of Options, Vested and expected to vest, December 31, 2021		13,773,623
Number of Options, Exercisable and vested at December 31, 2021		12,126,266
Weighted average exercise price, Outstanding as of December 31, 2020		$ 1.29	$ 1.13
Weighted average exercise price, Granted	$ 1.13	1.13
Weighted Average Exercise Price, Exercised or released		(1.22)
Weighted Average Exercise Price, Forfeited/Cancelled		(1.13)
Weighted average exercise price, Outstanding as of December 31, 2021		1.29	$ 1.13
Weighted Average Exercise Price, Vested and expected to vest, December 31, 2021		1.13
Weighted Average Exercise Price, Exercisable and vested at December 31, 2021		$ 1.13
Weighted Average Remaining Term (in Years), Outstanding as of December 31, 2021		13 years 25 days
Weighted Average Remaining Contractual (Years), Vested and expected to vest, December 31, 2021		12 years 8 months 8 days
Weighted Average Remaining Contractual (Years), Exercisable and vested at December 31, 2021		13 years 4 months 20 days
Aggregate Intrinsic Value, Outstanding at December 31, 2021		$ 100,885
Aggregate Intrinsic Value,Vested and expected to vest, December 31, 2021		74,322
Aggregate Intrinsic Value, Exercisable and vested at December 31, 2021		$ 65,013
Restricted Stock Units (RSUs) [Member]
Number of RSUs, Granted		2,799,657
Number of RSUs, Exercised or released		(428,107)
Number of RSUs, Forfeited/Cancelled		(518,865)
Number of RSUs, Outstanding at December 31, 2021		1,852,685
Number of RSUs, Vested and expected to vest, December 31, 2021		1,852,685
Weighted Average Grant Date Fair Value, Granted		$ 6.03
Weighted Average Grant Date Fair Value, Exercised or released		6.28
Weighted Average Grant Date Fair Value, Forfeited/Cancelled		5.39
Weighted Average Grant Date Fair Value, Vested and expected to vest, December 31, 2021		6.14
Weighted Average Grant Date Fair Value, Exercisable and vested at December 31, 2021		$ 6.14